Derivatives and Hedging Activities - Fair Value and Presentation in the Consolidated Balance Sheets for Derivatives (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	$ 12.4	$ 6.0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	0.4	0.0
Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	12.0	6.0
Cash Flow Hedging | DiscoverOrg Holdings
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities		6.0
Accrued expenses and other current liabilities | Interest rate cap contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	0.2	0.0
Accrued expenses and other current liabilities | Cash Flow Hedging | Interest rate cap contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	0.2	0.3
Accrued expenses and other current liabilities | Cash Flow Hedging | Interest rate swap contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	7.0	2.3
Accrued expenses and other current liabilities | Cash Flow Hedging | DiscoverOrg Holdings
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities		2.6
Other long-term liabilities | Interest rate cap contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	0.2	0.0
Other long-term liabilities | Cash Flow Hedging | Interest rate cap contract | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	0.2	0.4
Other long-term liabilities | Cash Flow Hedging | Interest rate swap contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	3.6	3.0
Other long-term liabilities | Cash Flow Hedging | Forward Contracts [Member] | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities	$ 1.0
Other long-term liabilities | Cash Flow Hedging | DiscoverOrg Holdings
Derivatives, Fair Value [Line Items]
Fair Value of Derivative Liabilities		$ 3.4